GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL
GOODWILL
11	GOODWILL

The following is a continuity of the Company’s goodwill:

As at January 1, 2022	24,728
Goodwill recognized upon acquisition of Spin Games LLC (Note 6)	6,934
As at December 31, 2022	31,662

Effect of movements in exchange rates	259
As at December 31, 2023	31,921

The carrying amount of goodwill is attributed to the acquisitions of Oryx Gaming, Wild Streak and Spin. The Company completed its annual impairment tests for goodwill as at December 31, 2023 and concluded that there was no impairment.

Key Assumptions

The recoverable amount was determined based on a value in use calculation which uses cash flow projections based on financial budgets approved by the Board and covering a five-year period and an after-tax discount rate of 16.0% (pre-tax rate 23.9%) per annum. The cash flows beyond the five-year period have been extrapolated using a steady 3.0% per annum growth rate.

The cash flow projections used in estimating the recoverable amounts are generally consistent with results achieved historically adjusted for anticipated growth.